Private Placement (Details) - USD ($)		12 Months Ended
	May 02, 2022	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024	May 02, 2023
Private Placements [Line Items]
Price per share					$ 1
Gross proceeds			$ 3,762,500
Price per warrant		$ 18			$ 10.43
Purchase ordinary per share	$ 11.5
Private Placement Warrants [Member]
Private Placements [Line Items]
Warrants issued	3,762,500			3,762,500
Price per share	$ 1			$ 1
Gross proceeds	$ 3,762,500
Class A Ordinary Shares [Member]
Private Placements [Line Items]
Price per share		$ 11.5
Class A Ordinary Shares [Member] | Private Placement Warrants [Member]
Private Placements [Line Items]
Price per share	$ 11.5
Private Placement [Member] | Private Placement Warrants [Member]
Private Placements [Line Items]
Warrants issued	112,500
Private Placement [Member]
Private Placements [Line Items]
Number of shares	3,762,500
Underwriters’ partial exercise of over-allotment option	112,500
Price per warrant	$ 1
Generating gross proceeds	$ 3,762,500